Leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Leases
Operating lease right-of-use assets, net		¥ 887,977	¥ 1,044,152		$ 128,745
Options to terminate the leases (true or false)		true
Operating lease cost	[1]	¥ 528,474	580,375	¥ 433,412
Cash paid for amounts included in the measurement of operating lease liabilities		471,214	503,127	323,836
Right-of-use assets obtained in exchange for operating lease obligations		336,381	763,919	658,168
Short-term lease cost		¥ 27,400	¥ 31,400	27,600
Weighted average remaining lease term (in years)		3 years 2 months 19 days	2 years 10 months 2 days		3 years 2 months 19 days
Weighted average discount rate		3.82%	3.95%		3.82%
Equal to or more than
Leases
Remaining lease terms (in months or years)		1 month			1 month
Less than
Leases
Remaining lease terms (in months or years)		68 years			68 years
Land use rights
Leases
Amortization expenses of land use rights		¥ 91,800	¥ 87,400	¥ 84,700
ASU No. 2016-02 | Cumulative effect of changes in accounting principles | Land use rights
Leases
Operating lease right-of-use assets, net		¥ 4,121,800	¥ 4,108,100

[1]	Included short-term lease cost of RMB27.6 million, RMB31.4 million and RMB27.4 million and amortization expenses of land use rights of RMB84.7 million, RMB87.4 million and RMB91.8 million for the year ended December 31, 2020, 2021 and 2022, respectively.